Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events
Subsequent Events	11. Subsequent Events The Company has evaluated subsequent events through September 10, 2013, the date on which the financial statements were issued.

17. Subsequent Events

        In October 2012, the Company established a joint venture with operations in Australia and New Zealand. Textura Australasia Pty. Ltd. The Company owns 50% and has control over the significant management activities of the joint venture, including final approval of the annual business plan and appointment of the CEO.

        In November 2012, the Company received notice from First Midwest Bank waiving, until December 31, 2013, the Company's requirement to comply with the debt service coverage ratio covenant at December 31, 2012.

        In December 2012, the Company received notice from a majority of the holders of its redeemable Series A-1 stock waiving the stockholder's right to require the Company to redeem the stock until October 2014.

        On December 31, 2012 holders of convertible debentures elected to convert their convertible debentures to common stock in accordance with the terms of the debenture agreement. The outstanding principal and interest as of December 31, 2012 was $12,393, which converted into 826 common shares and resulted in interest expense of $1,520 from unamortized debt discounts recognized upon conversion. As of December 31, 2012, $5,429 of convertible debentures remained outstanding.

        The Company has evaluated subsequent events through January 9, 2013, the date on which the financial statements were originally issued, and through April 5, 2013, the date on which the financial statements were reissued.